Segment Information - Summary of Revenue By Geographic Area (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 669,186	$ 678,595	$ 435,820
Property, plant and equipment	1,379,527	1,069,011	699,087
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	585,652	589,653	390,892
Property, plant and equipment	1,379,191	1,068,832	698,222
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	26,834	36,154	20,056
Property, plant and equipment	336	179	865
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	23,620	35,836	15,711
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 33,080	$ 16,952	$ 9,161